Derivative Instruments and Hedging Activities - Effect of Gains (Losses) on Cross Currency Swaps (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Realized and unrealized (losses) gains on non-designated derivative instruments (note 10)	$ (181)	$ (1,471)	$ 3,751	$ (32,404)
Cross Currency Interest Rate Contract Maturity And Partial Termination
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	0	0	0	(33,844)
Cross Currency Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	(1,595)	(1,669)	(4,233)	(4,915)
Unrealized (losses) gains	(3,953)	1,489	(1,084)	(2,169)
Realized and unrealized (losses) gains on non-designated derivative instruments (note 10)	$ (5,548)	$ (180)	$ (5,317)	$ (40,928)